Investment (Details) - Avra Medical Robotics, Inc. [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Investment [Line Items]
Investment reduced amount	$ 12,150		$ 38,150
Impairment charge			$ 77,392
Original investment cost		26,000
Cost on books for investment		$ 0